Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Schedule Of Operating Information, Segment

Information concerning operations in these segments of business for the years ended December 31, 2016, 2015, and 2014, is as follows (in thousands):

	Year Ended December 31,
	2016	2015	2014
Net revenues: (1)
Global Wealth Management	$1,563,410	$1,377,313	$1,232,651
Institutional Group	1,014,164	975,594	997,071
Other	(2,078)	(21,313)	(21,298)
	$2,575,496	$2,331,594	$2,208,424
Income/(loss) before income taxes:
Global Wealth Management	$430,318	$382,126	$346,978
Institutional Group	164,143	141,042	165,546
Other	(451,879)	(381,601)	(221,730)
	$142,582	$141,567	$290,794

(1)	No individual client accounted for more than 10 percent of total net revenues for the years ended December 31, 2016, 2015, and 2014.

Schedule Of Information Of Total Assets On Segment Basis

The following table presents our company’s total assets on a segment basis at December 31, 2016 and 2015 (in thousands):

	December 31,
	2016	2015
Global Wealth Management	$16,065,503	$10,519,575
Institutional Group	2,657,183	2,193,781
Other	406,670	612,695
	$19,129,356	$13,326,051

Schedule Of Net Revenues Earned On Major Geographical Areas

Revenues, classified by the major geographic areas in which they were earned for the years ended December 31, 2016, 2015, and 2014, were as follows (in thousands):

	Year Ended December 31,
	2016	2015	2014
United States	$2,433,674	$2,195,538	$2,082,876
United Kingdom	132,622	125,552	113,943
Other European	9,200	10,504	11,605
	$2,575,496	$2,331,594	$2,208,424